Employee benefits - Pension and other post-employment benefits	3 Months Ended
Jan. 31, 2024
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Employee benefits - Pension and other post-employment benefits

Note 9 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in OCI:
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	January 31 2024	January 31 2023	January 31 2024	January 31 2023
Current service costs	$46	$48	$8	$8
Past service costs	–	–	–	–
Net interest expense (income)	(38)	(40)	20	19
Remeasurements of other long-term benefits	–	–	10	2
Administrative expense	4	3	–	–
Defined benefit pension expense (1)	12	11	38	29
Defined contribution pension expense (1)	106	85	–	–
	$118	$96	$38	$29

(1)	Pension expenses are primarily reported in
Non-Interest
expense – Human resources with a portion reported in Insurance service result when such expenses are directly attributable to insurance or reinsurance contracts.
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	January 31 2024	January 31 2023	January 31 2024	January 31 2023
Actuarial (gains) losses:
Changes in financial assumptions (2)	$1,271	$772	$120	$75
Experience adjustments	–	–	1	–
Return on plan assets (excluding interest based on discount rate)	(1,469)	(594)	–	–
	$(198)	$178	$121	$75

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.
(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.